Other accrued liabilities - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Payrolls and commissions	$ 135.1	$ 124.5
Income taxes	47.0	31.4
Taxes other than income taxes	24.0	27.4
Accrued vacations	21.5	22.4
Operating leases	15.0	19.1
Cost reduction	13.0	9.4
Pension and postretirement	9.7	10.2
Accrued interest	5.6	5.8
Other	43.8	58.2
Total other accrued liabilities	$ 314.7	$ 308.4